DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Trade Receivables (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Current [Abstract]
Third parties	$ 44,409,352		$ 49,019,751
Related parties	6,693,882		4,143,189
Allowance for doubtful accounts	(301,770)		(412,681)
Total	50,801,464		52,750,259
Allowance for doubtful accounts [Abstract]
Balance at the beginning of the period	412,681	[1]	803,874		$ 1,213,378
Inflation adjustment restatement	(280,160)		(391,193)		(409,504)
Additions	170,614	[2]	0		0
Applications	(1,365)		0		0
Reversals	0		0		0
Balance at the end of period	301,770	[1]	412,681	[1]	$ 803,874
UT [Member]
Current [Abstract]
Third parties	0		29,422
Natural Gas Transportation [Member]
Current [Abstract]
Third parties	15,491,462		13,696,175
Related parties	271,831		408,396
Production and Commercialization of Liquids [Member]
Current [Abstract]
Third parties	15,813,227		25,503,925
Related parties	646,317		877,466
Midstream [Member]
Current [Abstract]
Third parties	13,104,663		9,790,229
Related parties	$ 5,775,734		$ 2,857,327

[1]	Said amount represents the best estimate made by tgs according to what is stated in Note 4.b).
[2]	Including in selling expenses.